Deferred Finace Charges, Net	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Deferred Finace Charges Net

7. Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2012	$6,226
Additions	1,467
Amortization expense	(1,226)
Balance, December 31, 2012	$6,467
Additions	132
Amortization expense	(1,252)
Balance, December 31, 2013	$5,347